Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)		12 Months Ended
		Dec. 31, 2023 Agreement $ / shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding		1,270,021	1,478,300	1,705,497
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options		703,625
Non-Exercisable Options		566,396
Total Options Outstanding		1,270,021
Weighted Average Remaining Contractual Life		3 years 8 months 12 days
Options [member] | 30.82 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 30.82
Exercisable Options		4,477
Total Options Outstanding		4,477
Weighted Average Remaining Contractual Life		6 months
Options [member] | 31.85 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 31.85
Exercisable Options		18,310
Total Options Outstanding		18,310
Weighted Average Remaining Contractual Life		1 year 2 months 12 days
Options [member] | 32.47 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 32.47
Exercisable Options		5,210
Total Options Outstanding		5,210
Weighted Average Remaining Contractual Life		2 months 12 days
Options [member] | 32.93 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 32.93
Exercisable Options		121,210
Total Options Outstanding		121,210
Weighted Average Remaining Contractual Life		2 months 12 days
Options [member] | 33.47 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 33.47
Exercisable Options		291,255
Total Options Outstanding		291,255
Weighted Average Remaining Contractual Life		1 year 2 months 12 days
Options [member] | 49.86 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 49.86
Exercisable Options		156,693
Non-Exercisable Options		79,873
Total Options Outstanding		236,566
Weighted Average Remaining Contractual Life		4 years 2 months 12 days
Options [member] | 52.84 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 52.84
Exercisable Options		21,052
Non-Exercisable Options		14,091
Total Options Outstanding		35,143
Weighted Average Remaining Contractual Life		4 years 2 months 12 days
Options [member] | 57.23 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 57.23
Non-Exercisable Options		45,820
Total Options Outstanding		45,820
Weighted Average Remaining Contractual Life		6 years 2 months 12 days
Options [member] | 59.41 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.41
Non-Exercisable Options		252,630
Total Options Outstanding		252,630
Weighted Average Remaining Contractual Life		6 years 2 months 12 days
Options [member] | 60.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 60
Exercisable Options		73,578
Non-Exercisable Options		148,556
Total Options Outstanding		222,134
Weighted Average Remaining Contractual Life		5 years 2 months 12 days
Options [member] | 62.11 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 62.11
Exercisable Options		11,840
Non-Exercisable Options		25,426
Total Options Outstanding		37,266
Weighted Average Remaining Contractual Life		5 years 2 months 12 days

[1]	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3226, being the Cdn$/US$ exchange rate at December 31, 2023.